Supplemental Consolidated Statements of Income Information (Components of Other Operating (Income) Expense, Net) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Component Of Other Operating Income And Expense [Line Items]
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net	[1]	¥ (1,496)	¥ (29,595)	¥ (4,259)
(Gain) loss on sale, disposal or impairment of assets, net	[2]	46,928	38,599	195,341
Other operating (income) expense, net		(71,568)	4,072	149,001
EMI Music Publishing
Component Of Other Operating Income And Expense [Line Items]
Gain on remeasurement of EMI shares	[3]	(116,939)
M3, Inc.
Component Of Other Operating Income And Expense [Line Items]
Gain on sale and issuance of M3 shares	[4]	¥ (61)	(18)	(37,167)
Sony City Osaki
Component Of Other Operating Income And Expense [Line Items]
Gain on sale of building	[5]		¥ (4,914)	¥ (4,914)

[1]	Refer to Notes 25 and 26.
[2]	Refer to Notes 9, 13, 20 and 26.
[3]	Refer to Notes 5 and 25.
[4]	Refer to Note 5.
[5]	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.